Related Parties (Details 1) (USD $)		3 Months Ended	12 Months Ended
	Sep. 13, 2012	Mar. 31, 2014 Forward Investments, LLC [Member]	Dec. 31, 2013 Forward Investments, LLC [Member]
Derivative [Line Items]
Principal amount	$ 125,000	$ 2,825,000	$ 3,650,000
Conversion price		$ 6.36	$ 6.36
Volatility		65.00%	60.00%
Conversion trigger price		$ 12.72	$ 12.72
Life of conversion feature		1 year 3 months	2 years 9 months 11 days
Risk free interest rate		0.20%	0.80%